Loan Capital - Summary (Details) - AUD ($) $ in Millions	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Loan capital
Loan capital	$ 23,949	$ 21,826	$ 17,265
Additional Tier 1 (AT1) loan capital
Loan capital
Loan capital	9,364	9,324
Westpac capital notes (WCN)
Loan capital
Loan capital	7,423	7,411
USD AT1 securities
Loan capital
Loan capital	1,941	1,913
Tier 2 loan capital
Loan capital
Loan capital	14,585	12,502
Subordinated notes
Loan capital
Loan capital	14,090	11,981
Subordinated perpetual notes
Loan capital
Loan capital	495	521
Parent Entity
Loan capital
Loan capital	23,949	21,826	$ 17,265
Parent Entity | Additional Tier 1 (AT1) loan capital
Loan capital
Loan capital	9,364	9,324
Parent Entity | Westpac capital notes (WCN)
Loan capital
Loan capital	7,423	7,411
Parent Entity | USD AT1 securities
Loan capital
Loan capital	1,941	1,913
Parent Entity | Tier 2 loan capital
Loan capital
Loan capital	14,585	12,502
Parent Entity | Subordinated notes
Loan capital
Loan capital	14,090	11,981
Parent Entity | Subordinated perpetual notes
Loan capital
Loan capital	$ 495	$ 521